Supplemental cash flow information - Summary of Interest and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interest Received [Abstract]
— Financial services revenue	¥ 244,292	¥ 224,137	¥ 208,170
— Financial income	36,295	20,872	6,988
Dividends Received [Abstract]
— Financial services revenue	52,760	23,409	27,075
— Financial income	1,138	3,488	2,800
Interest Paid [Abstract]
— Financial services expenses	74,857	27,352	6,607
— Financial expenses	¥ 22,667	¥ 11,663	¥ 8,843